Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands		6 Months Ended
	Jan. 17, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents		$ 319,573	$ 129,410		$ 65,663
Restricted cash		13,000	346
Total		332,573	$ 129,756	$ 294,418	$ 65,663
Advances for sale of vessels	$ 13,000	13,000
Debt repayments related to Eurobank		$ 30,000